DEPOSIT FOR NON-CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2015
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposit for Non-current Assets
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$
Buildings	85,722	98,158
Land use rights	793	-
Leasehold improvement and other fixed assets	-	4,490
	86,515	102,648